INCOME TAX - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)	R 22.8	R 18.7	R 14.2
Applicable tax rate	27.00%	28.00%
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition	R 16.3	R 22.2	21.2
Discount recognised on payments made under protest	19.0	21.1	7.4
Expenditure not incurred in generation of taxable income	14.5	17.8	17.0
Dividends recognised for investments in equity instruments designated at fair value through other comprehensive income, held at end of reporting period	78.3	71.5	76.1
Unwinding of payments made under protest	5.7	R 5.8	R 4.8
Maximum assessed losses permitted to be set-off against taxable income	R 1.0
Percentange of assessed losses permitted to be set-off against taxable income	80.00%
Ergo
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Forecast weighted average deferred tax rate	22.00%	22.00%	25.00%
Net operating cost, non deductible for tax	R 0.0	R 5.8	R 0.0
Net operating income non taxable	R 2.5	R 0.0	R 1.0
FWGR
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Forecast weighted average deferred tax rate	29.00%	29.00%	30.00%
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition	R 54.9	R 72.1	R 68.7